SUBSEQUENT EVENT NOTE	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENT NOTE [Text Block]
14.	SUBSEQUENT EVENT NOTE

Subsequent to December 31, 2014, an aggregate of 75,400 common shares were re-purchased for US$28,885 (CAD$30,230) and cancelled.